CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating Activities:
Net income	$ 150	$ 194
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	11	10
Amortization of intangibles	222	222
Deferred income taxes	(63)	(67)
Stock-based compensation	18	16
Other	4	4
Changes in operating assets and liabilities, net:
Accounts receivable	(19)	5
Prepaid and other current assets	(11)	(4)
Accounts payable and accrued expenses	4	(6)
Due to related parties	(19)	7
Unearned revenue	9	6
Other current liabilities	75	(1)
Net change in other assets and liabilities	13	(9)
Cash provided by operating activities	394	377
Investing Activities:
Capital expenditures	(31)	(16)
Purchases of equity investments	(3)	(3)
Cash used for investing activities	(34)	(19)
Financing Activities:
Proceeds from issuance of Senior Notes	1,986
Payment of deferred financing costs	(8)
Payment of dividends	(18)
Net transfers to Former Parent	(2,006)	(328)
Payments related to loan from related parties		(18)
Contingent consideration payments		(2)
Cash used for financing activities	(46)	(348)
Effect of exchange rate changes on cash	(1)	2
Net change in cash and cash equivalents	313	12
Cash and cash equivalents at beginning of period	38	27
Cash and cash equivalents at end of period	351	$ 39
Supplemental non-cash disclosures:
Consolidation of Canada Carfax Loan	$ 230